Vanguard High-Yield Corporate Fund
Supplement Dated August 29, 2022, to the Prospectus and Summary Prospectus Dated May 31, 2022
Important Changes to Vanguard High-Yield Corporate Fund
Restructuring of the Investment Advisory Team
The Board of Trustees of Vanguard Fixed Income Securities Funds, on behalf of Vanguard High-Yield Corporate Fund (the Fund) has approved a restructuring of the Fund’s investment advisory team, adding The Vanguard Group, Inc. (Vanguard) as an advisor to the Fund through its Fixed Income Group. Wellington Management Company LLP (Wellington Management) remains an advisor of the Fund.
Effective immediately, Vanguard through its Fixed Income Group manages a portion of the Fund’s assets along with the Fund’s existing advisor, Wellington Management. Each advisor independently selects and maintains a portfolio of high-yielding, higher-risk corporate bonds—commonly known as “junk bonds”—with medium- and lower-range credit quality ratings for the Fund. The Fund’s Board of Trustees determines the proportion of the Fund’s assets to be managed by each advisor and may change these proportions at any time.
In connection with Wellington Management’s management of the Fund, effective immediately, Elizabeth H. Shortsleeve is added as a co-portfolio manager, alongside Michael Hong, of the Wellington Management portion of the Fund.
In connection with the addition of Vanguard to the Fund, effective immediately, Michael Chang is added as portfolio manager of the Vanguard portion of the Fund.
The Fund’s investment objective, principal investment strategies, and policies remain unchanged.
Prospectus and Summary Prospectus Text Changes
The heading “Investment Advisor” is changed to “Investment Advisors” and the following replaces similar text in the Fund Summary section:

Wellington Management Company LLP (Wellington Management)
The Vanguard Group, Inc. (Vanguard)
Portfolio Managers
Michael L. Hong, CFA, Senior Managing Director and Fixed Income Portfolio Manager of Wellington Management. He has managed the Fund since 2008 and co-managed the Fund since 2022.
Elizabeth H. Shortsleeve, Senior Managing Director, Partner and Fixed Income Credit Analyst of Wellington Management. She has co-managed the Fund since 2022.
Michael Chang, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since 2022.
Prospectus Text Changes
In the More on the Fund section, the following is added to the list of advisors under the heading “Security Selection,” all references to Wellington are removed and replaced with the following:
The Fund uses multiple investment advisors. Each advisor independently selects and maintains a portfolio of investments for the Fund.
Wellington Management uses a process that combines bottom-up fundamental research with top-down strategy, comprehensive risk management, and a long-term investment horizon. The portfolio managers establish sector allocation, duration, and risk guidelines and use Wellington Management’s in-house fixed income credit analysts for bottom-up analysis and security recommendations. The analysis focuses on the nature of a company’s business, its strategy, and the quality of its management to identify companies whose prospects are stable or improving and whose bonds offer an attractive yield. Companies with improving prospects are normally more attractive because they offer better assurance of debt repayment and greater potential for capital appreciation. Final buy/sell decisions are made by the portfolio managers based on relative valuation and fundamental credit research.
Vanguard’s actively managed fixed income funds use a portfolio manager-driven process that combines bottom-up fundamental research with top-down strategy. The high-yield sector leads leverage the insights of Vanguard’s Global Rates and Credit teams to develop the outlook for the high-yield sector, while dedicated portfolio managers, traders, and credit analysts are responsible for bottom-up analysis and security recommendations. Security selection decisions are based on a proprietary assessment of issuers and securities to identify durable business models and minimize or avoid excess credit losses and defaults over a market cycle. Risk optimization measures are present throughout the investment process, and the Fixed Income Group’s Senior Investment Committee provides governance and oversight. Securities are bought and sold based on the portfolio manager’s judgements about a security’s fundamentals, technical factors, valuation, and contribution to the overall portfolio while controlling for downside risk.
The heading “Investment Advisor” is changed to “Investment Advisors” and the paragraph regarding Wellington Management’s fee is replaced in its entirety with the following:
The Fund pays Wellington Management a fee, which is paid quarterly and is a percentage of average daily net assets under management during the most recent fiscal quarter. The fee has breakpoints, which means that the percentage declines as assets go up.
In the same section, the following is added:
The Vanguard Group, Inc., P.O. Box 2600, Valley Forge, PA 19482, which began operations in 1975, serves as advisor to the Fund through its Fixed Income Group. As of June 30, 2022, Vanguard served as advisor for approximately $5.8 trillion in assets. Vanguard provides investment advisory services to the Fund pursuant to the Funds’ Service Agreement and subject to the supervision and oversight of the trustees and officers of the Fund.
In the same section, the following text is added before the paragraph regarding the Board’s ability, without shareholder approval, to change the terms of an advisory agreement or to hire a new third-party investment advisor:
Although the Fund is managed in part by Vanguard and in part by Wellington Management, the Fund reserves the right to utilize a different manager approach in the future.
In the same section, the following text entirely replaces the text regarding the portfolio manager primarily responsible for the day-to-day management of the Fund:

The managers primarily responsible for the day-to-day management of the Fund are:
Michael L. Hong, CFA, Senior Managing Director and Fixed Income Portfolio Manager of Wellington Management. He has worked in investment management since 1997, has managed the Fund since 2008 and co-managed the Fund since 2022. Education: A.B., Harvard College.
Elizabeth H. Shortsleeve, Senior Managing Director, Partner and Fixed Income Portfolio Manager of Wellington Management. She has worked in investment management since 2007 and has co-managed the Fund since 2022. Education: B.A., Georgetown University; M.B.A., Dartmouth College.
Michael Chang, CFA, Portfolio Manager at Vanguard. He has been with Vanguard since 2017, has worked in investment management since 2002, has managed investment portfolios since 2011, and has co-managed the Fund since 2022. Education: B. Com., University of British Columbia.
The Fund’s Statement of Additional Information provides information about each portfolio manager’s compensation, other accounts under management, and ownership of shares of the Fund.

This page intentionally left blank.

© 2022 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 029A 082022
CFA® is a registered trademark owned by CFA Institute.

Vanguard Fixed Income Securities Funds

Supplement Dated August 29, 2022, to the Statement of Additional Information Dated May 31, 2022
Important Changes to Vanguard High-Yield Corporate Fund
Restructuring of the Investment Advisory Team
The Board of Trustees of Vanguard Fixed Income Securities Funds, on behalf of Vanguard High-Yield Corporate Fund (the Fund) has approved a restructuring of the Fund’s investment advisory team, adding The Vanguard Group, Inc. (Vanguard) as an advisor to the Fund through its Fixed Income Group. Wellington Management Company LLP (Wellington Management) remains an advisor of the Fund.
Effective immediately, Vanguard through its Fixed Income Group manages a portion of the Fund’s assets along with the Fund’s existing advisor, Wellington Management. Each advisor independently selects and maintains a portfolio of high-yielding, higher-risk corporate bonds—commonly known as “junk bonds”—with medium- and lower-range credit quality ratings for the Fund. The Fund’s Board of Trustees determines the proportion of the Fund’s assets to be managed by each advisor and may change these proportions at any time.
In connection with Wellington Management’s management of the Fund, effective immediately, Elizabeth H. Shortsleeve is added as a co-portfolio manager, alongside Michael Hong, of the Wellington Management portion of the Fund.
In connection with the addition of Vanguard to the Fund, effective immediately, Michael Chang is added as co-portfolio manager of the Vanguard portion of the Fund.
The Fund’s investment objective, principal investment strategies, and policies remain unchanged.
Statement of Additional Information Text Changes
In the Investment Advisory and Other Services section, the introductory paragraph is restated as follows:
The Trust currently uses two investment advisors:
◾ Wellington Management Company LLP (Wellington Management) provides investment advisory services to Vanguard GNMA Fund and a portion of each of Vanguard High-Yield Corporate and Vanguard Long-Term Investment-Grade Funds.
◾ Vanguard provides investment advisory services to Vanguard Ultra-Short-Term Bond Fund, Vanguard Short-Term Treasury Fund, Vanguard Short-Term Federal Fund, Vanguard Short-Term Investment-Grade Fund, Vanguard Intermediate-Term Treasury Fund, Vanguard Intermediate-Term Investment-Grade Fund, Vanguard Long-Term Treasury Fund, Vanguard Real Estate II Index Fund, and a portion of each of Vanguard High-Yield Corporate and Vanguard Long-Term Investment-Grade Funds.
Within the same section, subsection I. Vanguard GNMA Fund and Vanguard High-Yield Corporate Fund is renamed I. Vanguard GNMA Fund. In that subsection, references to Vanguard High-Yield Corporate Fund, Michael L. Hong and Mr. Hong are removed, and references to “each Fund” or to “the Funds” are replaced with references to “the Fund,” with such corresponding grammatical changes as may follow from these changes.
Within the same section, subsection II. Vanguard Long-Term Investment-Grade Fund is renamed II. Vanguard High-Yield Corporate Fund and Vanguard Long-Term Investment-Grade Fund and the first two paragraphs in that subsection are replaced in their entirety with the following:
Each Fund pays Wellington Management a fee, which is paid quarterly and is a percentage of average daily net assets under management during the most recent fiscal quarter. The fee has breakpoints, which means that the percentage declines as assets go up. Vanguard provides investment advisory services to each Fund.

During the fiscal years ended January 31, 2020, 2021, and 2022, the Funds incurred the following approximate advisory fees:
Vanguard Fund	2020	2021	2022
Vanguard High-Yield Corporate Fund	$7,379,000	$7,663,000	$8,434,000
Vanguard Long-Term Investment-Grade Fund	$3,059,000	$3,250,000	$3,196,000
Of the aggregate fees and expenses previously described, the investment advisory expenses paid to Vanguard for the fiscal year ended January 31, 2022 were $0 for Vanguard High-Yield Corporate Fund because Vanguard did not provide investment advisory services to that Fund during that time period and were approximately $183,000 (representing an effective annual rate of less than 0.01%) for Vanguard Long-Term Investment Grade Fund. The investment advisory fees paid to Wellington Management for the fiscal year ended January 31, 2022, were $6,755,000 (representing an effective annual rate of approximately 0.01%) for Vanguard Long-Term Investment-Grade Fund.
Within the same section, subsection 1. Other Accounts Managed in subsection II. Vanguard Long-Term Investment-Grade Fund under subsection A. Wellington Management Company LLP (Wellington Management) is replaced in its entirety with the following:
The following table provides information relating to the other accounts managed by the portfolio managers of the Funds as of the fiscal year ended January 31, 2022 (unless otherwise noted):
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Scott I. St. John	Registered investment companies[1]	18	$29.5B	0	$0
	Other pooled investment vehicles	15	$7.2B	0	$0
	Other accounts	104	$52B	5	$1.5B
Michael L. Hong	Registered investment companies[2]	12	$37B	0	$0
	Other pooled investment vehicles	8	$3.7B	0	$0
	Other accounts	35	$9.1B	0	$0
Elizabeth Shortsleeve[3]	Registered investment companies[2]	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
1 Includes Vanguard Long-Term Investment-Grade Fund which held assets of $19.6 billion as of January 31, 2022.
2 Includes Vanguard High-Yield Corporate Fund which held assets of $28.6 billion as of January 31, 2022.
3 Assets managed as of June 30, 2022.
Within the same section, the following text is added under the sub-heading “4. Ownership of Securities” in subsection II. Vanguard Long-Term Investment-Grade Fund under subsection A. Wellington Management Company LLP (Wellington Management):
Mr. Hong owned shares of Vanguard High-Yield Corporate Fund within the $500,001–$1,000,000 range and Ms. Shortsleeve owned shares of Vanguard High-Yield Corporate Fund within the $100,001-$500,000 range.
Within the same section, the first paragraph in subsection B. Vanguard is replaced in its entirety with the following:
Vanguard, through its Fixed Income Group, provides investment advisory services for a portion of each of Vanguard High-Yield Corporate Fund and Vanguard Long-Term Investment-Grade Fund. The compensation and other expenses of Vanguard’s advisory staff are allocated among the funds utilizing these services.

Within the same section, subsection 1. Other Accounts Managed in subsection II. Vanguard Long-Term Investment-Grade Fund under subsection B. Vanguard is replaced in its entirety with the following:
The following table provides information relating to the other accounts managed by the portfolio managers of the Funds as of the fiscal year ended January 31, 2022 (unless otherwise noted):
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Samuel C. Martinez	Registered investment companies[1]	8	$163B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Danel Shaykevich	Registered investment companies[1]	14	$208B	0	$0
	Other pooled investment vehicles	1	$446M	0	$0
	Other accounts	0	$0	0	$0
Arvind Narayanan	Registered investment companies[1]	12	$206B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Michael Chang[3]	Registered investment companies[2]	2	$422M	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
1 Includes Vanguard Long-Term Investment-Grade Fund which held assets of $19.6 billion as of January 31, 2022.
2 Includes Vanguard High-Yield Corporate Fund which held assets of $28.6 billion as of January 31, 2022.
3 Assets managed as of June 30, 2022.
Within the same section, the following is added to subsection 4. Ownership of Securities in subsection II. Vanguard Long-Term Investment-Grade Fund under subsection B. Vanguard:
As of June 30, 2022, Mr. Chang owned no shares of Vanguard High-Yield Corporate Fund.
© 2022 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 028A 082022